Income Tax (Details 4) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Income Tax - Deferred Tax Carry Forwards Details 4
Tax loss carry forwards	$ 4,203	$ 4,607
Less: Valuation allowance	(4,203)	(4,607)
Total	$ 0	$ 0